CORE DEPOSIT INTANGIBLES	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
CORE DEPOSIT INTANGIBLES
CORE DEPOSIT INTANGIBLES
Changes in the carrying amount of core deposit intangibles in the accompanying consolidated balance sheets as of December 31 are summarized as follows:

	2017	2016
Beginning of year	$3,308	$3,846
Effect of acquisitions	—	42
Amortization	(584)	(580)
End of year	$2,724	$3,308

Accumulated amortization was $3,107 and $2,523 at December 31, 2017 and 2016, respectively. Amortization expense was $584, $580 and $535 during the years ended December 31, 2017, 2016 and 2015, respectively. The estimated aggregate future amortization expense for core deposit intangibles remaining as of December 31, 2017 was as follows:

Year Ended December 31,	Amount
2018	$584
2019	584
2020	584
2021	417
2022	183
Thereafter	372
$2,724